Prepayments and Other Non-Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepayments to software developer	$ 3,460
Prepayments to Haicang property	4,484
Other current assets	96	141
Total	$ 8,040	$ 141